UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
5/31/12 (Unaudited)

COMMON STOCKS (98.8%)(a)
			Shares	Value

Australia (3.7%)

Abacus Property Group(R)			1,893,764	$3,597,194

Atlas Iron, Ltd.			2,228,313	4,710,200

Beach Energy, Ltd.			1,478,581	1,584,314

Flight Centre, Ltd.(S)			241,103	4,274,422

Incitec Pivot, Ltd.			1,073,255	2,969,099

Medusa Mining, Ltd.			580,223	2,967,274

Monadelphous Group, Ltd.			204,897	4,287,195

Nufarm, Ltd.			337,620	1,627,934

Wotif.com Holdings, Ltd.(S)			1,089,082	4,381,411

				30,399,043
Austria (0.7%)

ANDRITZ AG			49,966	2,652,402

Bank Austria Creditanstalt AG (acquired 8/7/08, cost $—)(F)(RES)			471	—

CA Immobilien Anlagen AG			175,442	1,664,672

EVN AG			129,468	1,583,933

				5,901,007
Belgium (0.1%)

Gimv NV			18,785	859,085

				859,085
Canada (9.9%)

AuRico Gold, Inc.(NON)			503,000	3,749,915

Aurizon Mines, Ltd.(NON)			679,100	3,280,930

Calfrac Well Services, Ltd.			160,895	3,568,867

Canaccord Financial, Inc.(S)			564,643	3,225,438

Centerra Gold, Inc.			451,800	4,719,874

Dollarama, Inc.			120,000	6,644,527

Domtar Corp.			50,100	3,963,411

Ensign Energy Services, Inc.			258,724	3,294,012

Harry Winston Diamond Corp.(NON)			306,182	3,800,410

HudBay Minerals, Inc.			349,408	2,567,659

Industrial Alliance Insurance and Financial Services, Inc.(S)			90,000	2,200,223

Inmet Mining Corp.			73,691	3,096,470

InnVest Real Estate Investment Trust(R)			713,600	3,247,248

Lululemon Athletica, Inc.(NON)			66,799	4,855,757

Lundin Mining Corp.(NON)			1,019,548	4,007,712

Methanex Corp.			126,961	3,550,016

Open Text Corp.(NON)			126,074	6,097,106

Pason Systems, Inc.			159,861	2,329,388

Peyto Exploration & Development Corp.(S)			266,707	4,498,268

Precision Drilling Corp.(NON)			396,800	3,096,488

TMX Group, Inc.			52,500	2,340,732

Trican Well Service, Ltd.			262,995	3,116,676

				81,251,127
China (1.2%)

AAC Technologies Holdings, Inc.			1,878,000	5,928,068

Hopson Development Holdings, Ltd.(S)			4,026,000	2,173,398

SRE Group, Ltd.			38,402,000	1,558,533

				9,659,999
Denmark (1.3%)

DSV A/S			146,822	2,860,150

H. Lundbeck A/S			206,456	4,277,397

Sydbank A/S(NON)			200,653	3,299,931

				10,437,478
Finland (0.5%)

Cramo OYJ(S)			174,312	1,998,782

Poyry OYJ(S)			198,777	1,279,061

Ramirent OYJ			206,948	1,463,913

				4,741,756
France (5.9%)

Arkema(S)			61,037	4,008,877

Cap Gemini SA(S)			190,654	6,430,242

Dassault Systemes SA			53,025	4,840,024

Havas SA(S)			935,276	4,625,078

Ingenico			107,746	4,558,135

Jacquet Metal Service(NON)			89,028	886,496

M6-Metropole Television			191,833	2,334,649

Publicis Group SA			101,131	4,728,219

Rexel SA(S)			233,202	4,150,828

SEB SA			49,957	3,377,786

Teleperformance(S)			164,548	3,950,856

Valeo SA			99,100	4,220,305

				48,111,495
Germany (6.5%)

Bertrandt AG			32,035	2,305,668

Carl Zeiss Meditec AG			122,190	2,964,859

Celesio AG			129,783	1,788,721

Draegerwerk AG & Co., KGaA (Preference)(S)			49,258	5,050,928

Gerry Weber International AG(S)			126,647	4,857,819

Gildemeister AG			275,761	4,566,890

HeidelbergCement AG			44,345	1,927,714

Heidelberger Druckmaschinen AG(NON)(S)			37,373	49,061

Hugo Boss AG (Preference)			47,204	4,591,184

Krones AG(S)			29,921	1,456,767

Lanxess AG			82,404	5,472,426

Leoni AG			46,418	1,900,566

MTU Aero Engines Holding AG			60,805	4,454,965

Puma SE			9,825	2,967,647

Software AG			155,244	4,601,207

Stada Arzneimittel(S)			83,539	2,375,905

Vossloh AG(S)			24,284	2,021,378

				53,353,705
Greece (—%)

Public Power Corp. SA			129,079	211,897

				211,897
Hong Kong (2.1%)

Dah Sing Financial Group			751,600	2,198,185

Hutchison Telecommunications Hong Kong Holdings, Ltd.			10,338,000	4,555,271

SmarTone Telecommunications Holdings, Ltd.			3,112,000	5,757,654

Wing Hang Bank, Ltd.			502,000	4,611,527

				17,122,637
Hungary (0.5%)

Richter Gedeon Nyrt			27,220	3,998,638

				3,998,638
Ireland (1.7%)

Kerry Group PLC Class A			154,534	6,669,155

Kingspan Group PLC			492,346	4,211,096

United Drug PLC			1,198,537	3,256,133

				14,136,384
Italy (1.7%)

Ansaldo STS SpA			373,375	2,529,701

Danieli & Co. SpA(S)			169,638	3,667,888

De'Longhi SpA			344,927	3,918,248

IREN SpA(NON)			1,677,066	743,558

Recordati SpA			518,218	3,393,520

				14,252,915
Japan (18.3%)

Advance Residence Investment Corp.(R)			2,333	4,305,153

Aeon Delight Co., Ltd.			160,600	3,742,415

Aica Kogyo Co., Ltd.			184,100	2,624,294

Amano Corp.			250,700	2,047,575

Brother Industries, Ltd.			317,800	3,483,795

Capcom Co., Ltd.			245,800	4,739,712

Chiyoda Integre Co., Ltd.			252,500	2,974,190

Daifuku Co., Ltd.			791,000	4,431,457

Dainippon Sumitomo Pharma Co., Ltd.			335,200	3,208,270

Disco Corp.			60,900	3,252,508

Horiba, Ltd.			90,800	3,025,508

Itochu Techno-Solutions Corp.			64,400	2,983,308

Japan Aviation Electronics Industry, Ltd.			490,000	3,826,953

Japan Petroleum Exploration Co.			64,700	2,505,928

Japan Real Estate Investment Corp.(R)			557	4,918,887

JSR Corp.			262,600	4,540,875

Kansai Urban Banking Corp.			1,715,000	2,166,730

Keihin Corp.			270,300	4,056,570

Kenedix, Inc.(NON)			8,147	1,055,284

Kobayashi Pharmaceutical Co., Ltd.			58,400	3,189,791

Kose Corp.			122,200	2,690,084

Kurita Water Industries, Ltd.			155,200	3,404,655

Kuroda Electric Co., Ltd.			215,700	2,265,456

Mandom Corp.			124,300	3,124,949

Meitec Corp.			150,100	3,149,112

Misumi Group, Inc.			101,500	2,203,312

Mitsubishi Tanabe Pharma			250,700	3,301,715

Moshi Moshi Hotline, Inc.			450,000	4,243,874

Musashino Bank, Ltd. (The)			75,300	2,135,230

Nihon Kohden Corp.			171,700	4,912,601

Nippo Corp.			231,000	2,163,783

Nippon Konpo Unyu Soko Co.			257,000	3,017,356

Nissin Kogyo Co., Ltd.			278,300	3,761,099

Nitto Denko Corp.			129,900	5,271,593

NTT Urban Development Corp.			2,722	1,966,120

Ono Pharmaceutical Co., Ltd.			67,300	3,800,440

Park24 Co., Ltd.			172,900	2,292,536

Sanwa Holdings Corp.			719,000	2,871,963

Seikagaku Corp.			189,300	1,864,977

Suruga Bank, Ltd. (The)			424,000	3,895,865

Suzuken Co., Ltd.			81,300	2,529,472

Taikisha, Ltd.			187,300	3,621,229

Tamron Co., Ltd.			138,900	4,119,495

Tokai Tokyo Financial Holdings, Inc.			661,000	2,142,598

Union Tool Co.			207,700	3,350,342

Unipres Corp.			135,200	3,735,426

Ushio, Inc.			92,500	1,031,713

				149,946,198
Mexico (0.6%)

Grupo Financiero Banorte SAB de CV			1,164,600	5,202,890

				5,202,890
Netherlands (2.9%)

Aalberts Industries NV			226,891	3,672,190

Arcadis NV(S)			237,680	4,964,468

Imtech NV			114,772	2,977,443

Koninklijke BAM Groep NV			62,960	159,718

Koninklijke Boskalis Westminster NV(S)			119,636	3,587,699

Mediq NV			200,806	2,358,934

Nieuwe Steen Investments NV(R)			113,848	881,028

Randstad Holding NV(S)			89,837	2,452,042

USG People NV(S)			348,281	2,404,358

				23,457,880
Norway (2.2%)

DNO International ASA(NON)			2,035,712	2,636,485

Schibsted ASA			179,284	5,586,966

SpareBank 1 SR-Bank ASA(S)			615,119	2,978,170

TGS-NOPEC Geophysical Co. ASA(S)			186,266	4,664,099

Veidekke ASA			341,400	2,498,482

				18,364,202
Poland (0.4%)

Warsaw Stock Exchange			280,074	3,007,183

				3,007,183
Russia (0.3%)

Oriflame Cosmetics SA SDR(S)			90,329	2,712,827

				2,712,827
Singapore (0.6%)

Cape PLC			369,310	1,385,719

Great Eastern Holdings, Ltd.			219,000	2,173,685

Sakari Resources, Ltd.			1,318,000	1,477,968

				5,037,372
South Africa (0.3%)

African Rainbow Minerals, Ltd.			118,339	2,354,096

				2,354,096
South Korea (5.2%)

BS Financial Group, Inc.			309,870	3,045,534

Daelim Industrial Co., Ltd.			42,910	3,624,763

Daum Communications Corp.			45,464	3,894,438

DGB Financial Group, Inc.			340,110	4,221,658

Dong-A Pharmaceutical Co., Ltd.			56,310	3,411,282

GS Home Shopping, Inc.			36,979	3,151,949

Halla Climate Control			299,100	5,068,418

Hyundai Mipo Dockyard			21,943	2,193,835

KP Chemical Corp.			172,550	2,119,869

LG Fashion Corp.			79,670	2,139,834

NHN Corp.			24,073	4,946,158

S1 Corp.			47,771	2,286,856

Seah Besteel Corp.			80,814	2,711,489

				42,816,083
Spain (0.4%)

Prosegur Compania de Securidad SA			61,771	2,993,082

				2,993,082
Sweden (2.6%)

AF AB Class B			168,120	3,154,352

Assa Abloy AB Class B			119,802	3,115,746

Boliden AB(S)			392,020	5,050,517

Intrum Justita AB			272,644	3,815,807

Meda AB Class A			411,738	3,950,693

Modern Times Group Class B(S)			65,378	2,648,133

				21,735,248
Switzerland (7.2%)

Actelion, Ltd.			122,613	4,659,394

Adecco SA			85,712	3,346,987

Baloise Holding AG			48,296	2,988,616

Banque Cantonale Vaudoise (BCV)			11,005	5,627,466

Barry Callebaut AG			5,860	5,210,257

Bucher Industries AG			23,829	3,953,050

Burckhardt Compression Holding AG			11,503	2,623,572

Dufry AG(NON)			33,987	3,871,998

Ferrexpo PLC			1,196,375	3,660,755

Forbo Holding AG			6,703	4,347,648

Georg Fischer AG			10,889	3,834,819

Helvetia Holding AG			6,884	1,923,787

Nobel Biocare Holding AG			200,172	2,113,684

Partners Group Holding AG			45,126	7,491,678

Sika AG			1,999	3,613,985

				59,267,696
Taiwan (1.6%)

Kinsus Interconnect Technology Corp.			973,000	2,819,770

Largan Precision Co., Ltd.			189,000	3,571,295

Radiant Opto-Electronics Corp.			647,130	2,916,074

TSRC Corp.			1,672,000	4,078,049

				13,385,188
Thailand (0.4%)

Thoresen Thai Agencies PCL			5,284,900	2,873,763

				2,873,763
United Kingdom (18.7%)

Aegis Group PLC			1,758,014	4,419,080

Amlin PLC			629,060	3,086,140

Ashmore Group PLC			796,845	4,187,782

Ashtead Group PLC			1,802,872	6,440,094

Aveva Group PLC			196,477	5,049,286

Barratt Developments PLC(NON)			1,629,284	3,030,120

Burberry Group PLC			256,946	5,420,180

Close Brothers Group PLC			295,213	3,151,094

Debenhams PLC			3,436,433	4,104,865

Dragon Oil PLC			517,244	3,979,305

Hargreaves Lansdown, PLC			657,571	4,890,049

Hays PLC			2,141,482	2,398,353

Hiscox, Ltd.			715,496	4,381,693

IMI PLC			222,446	3,036,995

Inchcape PLC			611,468	2,960,369

Interserve PLC			811,939	3,744,611

Intertek Group PLC			58,479	2,393,276

Kazakhmys PLC			238,106	2,463,751

Kier Group PLC			138,158	2,497,569

Man Group PLC			507,844	571,445

Meggitt PLC			759,983	4,425,048

Michael Page International PLC			669,104	3,693,012

Mitie Group PLC			750,003	3,311,104

Morgan Sindall Group PLC			227,277	2,303,858

National Express Group PLC			988,382	2,878,244

Next PLC			158,719	7,429,944

Persimmon PLC			327,253	2,871,072

Rathbone Brothers PLC			237,421	4,577,963

Rotork PLC			80,378	2,515,945

Savills PLC			820,171	4,020,037

Schroders PLC			192,254	3,555,000

Segro PLC(R)			622,487	2,060,675

SIG PLC			512,508	669,668

Spectris PLC			233,340	5,809,620

Speedy Hire PLC			5,693,221	2,274,595

Subsea 7 SA(NON)			192,353	3,816,860

Tate & Lyle PLC			758,626	7,866,101

Travis Perkins PLC			248,805	3,564,273

UBM PLC			445,431	3,676,207

Ultra Electronics Holdings PLC			81,622	2,100,506

Whitbread PLC			261,375	7,535,949

				153,161,738
United States (1.3%)

Amdocs, Ltd.(NON)			134,692	3,872,395

Aspen Insurance Holdings, Ltd.(S)			158,714	4,485,258

Axis Capital Holdings, Ltd.			62,562	2,058,290

				10,415,943

Total common stocks (cost $798,657,667)				$811,168,555

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Nieuwe Steen Investments NV(F)	4/1/13	EUR 0.01	126,921	$157

Total warrants (cost $—)				$157

SHORT-TERM INVESTMENTS (11.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)			78,377,241	$78,377,241

Putnam Money Market Liquidity Fund 0.12%(e)			8,159,094	8,159,094

SSgA Prime Money Market Fund 0.10%(P)			180,000	180,000

U.S. Treasury Bills with an effective yield of 0.172%, May 30, 2013			$491,000	490,143

U.S. Treasury Bills with an effective yield of 0.097%, January 10, 2013(SEGSF)			241,000	240,795

U.S. Treasury Bills with an effective yield of 0.090%, November 15, 2012(SEGSF)			502,000	501,721

U.S. Treasury Bills with effective yields ranging from 0.182% to 0.189%, May 2, 2013(SEGSF)			1,195,000	1,193,113

U.S. Treasury Bills with effective yields ranging from 0.094% to 0.102%, December 13, 2012(SEGSF)			781,000	780,599

Total short-term investments (cost $89,922,631)				$89,922,706

TOTAL INVESTMENTS

Total investments (cost $888,580,298)(b)				$901,091,418

FORWARD CURRENCY CONTRACTS at 5/31/12 (aggregate face value $268,100,416) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	6/20/12	$2,022,836	$2,139,722	$(116,886)
	Euro	Buy	6/20/12	9,215,303	9,868,695	(653,392)
	Norwegian Krone	Sell	6/20/12	1,723,585	1,961,425	237,840
Barclays Bank PLC
	British Pound	Buy	6/20/12	5,377,505	5,659,074	(281,569)
	Canadian Dollar	Buy	6/20/12	3,375,763	3,526,825	(151,062)
	Euro	Buy	6/20/12	6,329,848	6,783,331	(453,483)
	Hong Kong Dollar	Sell	6/20/12	2,857,743	2,854,734	(3,009)
	Norwegian Krone	Buy	6/20/12	282,154	301,298	(19,144)
Citibank, N.A.
	Australian Dollar	Buy	6/20/12	3,939,361	4,169,902	(230,541)
	British Pound	Sell	6/20/12	2,645,602	2,778,469	132,867
	Danish Krone	Sell	6/20/12	3,563,088	3,788,317	225,229
	Euro	Buy	6/20/12	9,381,871	10,056,284	(674,413)
	Hong Kong Dollar	Buy	6/20/12	2,515,438	2,514,953	485
	Hong Kong Dollar	Sell	6/20/12	2,515,438	2,516,852	1,414
	Norwegian Krone	Sell	6/20/12	632,297	675,572	43,275
	Singapore Dollar	Buy	6/20/12	3,211,379	3,336,424	(125,045)
Credit Suisse AG
	Australian Dollar	Buy	6/20/12	1,242,668	1,397,478	(154,810)
	Canadian Dollar	Sell	6/20/12	1,300,328	1,359,644	59,316
	Euro	Buy	6/20/12	8,344,126	8,938,543	(594,417)
	Japanese Yen	Buy	6/20/12	5,049,252	4,993,240	56,012
	Norwegian Krone	Sell	6/20/12	7,485,828	7,998,683	512,855
Deutsche Bank AG
	Australian Dollar	Buy	6/20/12	1,732,887	1,832,224	(99,337)
	Canadian Dollar	Buy	6/20/12	1,604,023	1,691,329	(87,306)
	Euro	Buy	6/20/12	11,786,541	12,632,097	(845,556)
	Swiss Franc	Buy	6/20/12	1,939,662	2,073,582	(133,920)
Goldman Sachs International
	Australian Dollar	Buy	6/20/12	9,143	107,463	(98,320)
	Euro	Sell	6/20/12	8,095,696	8,668,880	573,184
	Japanese Yen	Sell	6/20/12	1,355,992	1,325,547	(30,445)
	Norwegian Krone	Buy	6/20/12	3,127,410	3,339,237	(211,827)
	Swedish Krona	Sell	6/20/12	766,032	827,053	61,021
HSBC Bank USA, National Association
	Australian Dollar	Buy	6/20/12	2,763,320	2,921,954	(158,634)
	Euro	Sell	6/20/12	9,102,155	9,735,777	633,622
	Hong Kong Dollar	Buy	6/20/12	68,288	68,327	(39)
	Japanese Yen	Buy	6/20/12	1,643,052	1,605,680	37,372
	New Zealand Dollar	Buy	6/20/12	1,425,209	1,528,868	(103,659)
	Norwegian Krone	Sell	6/20/12	6,006,120	6,410,023	403,903
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	6/20/12	1,726,954	1,828,002	(101,048)
	British Pound	Sell	6/20/12	240,565	253,151	12,586
	Euro	Sell	6/20/12	2,128,540	2,515,463	386,923
	Japanese Yen	Sell	6/20/12	3,369,233	3,282,146	(87,087)
	Norwegian Krone	Buy	6/20/12	452,960	483,860	(30,900)
	Singapore Dollar	Buy	6/20/12	6,601,172	6,766,164	(164,992)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	6/20/12	7,966,650	8,420,346	(453,696)
	British Pound	Buy	6/20/12	6,319	6,641	(322)
	Canadian Dollar	Buy	6/20/12	2,863,510	2,990,378	(126,868)
	Euro	Sell	6/20/12	9,547,945	10,227,888	679,943
	Japanese Yen	Buy	6/20/12	9,351,867	9,135,057	216,810
State Street Bank and Trust Co.
	Australian Dollar	Buy	6/20/12	1,674,333	1,772,130	(97,797)
	Canadian Dollar	Buy	6/20/12	3,869,822	4,043,687	(173,865)
	Euro	Buy	6/20/12	6,189,495	6,585,910	(396,415)
	Israeli Shekel	Buy	6/20/12	5,816,866	5,973,324	(156,458)
	Norwegian Krone	Sell	6/20/12	7,127,284	7,613,754	486,470
	Swedish Krona	Buy	6/20/12	484,632	523,515	(38,883)
UBS AG
	Australian Dollar	Buy	6/20/12	4,072,226	4,309,998	(237,772)
	British Pound	Sell	6/20/12	4,320,467	4,371,039	50,572
	Canadian Dollar	Buy	6/20/12	1,455,853	1,521,001	(65,148)
	Euro	Sell	6/20/12	9,582,570	10,267,225	684,655
	Israeli Shekel	Buy	6/20/12	2,716,396	2,805,399	(89,003)
	Israeli Shekel	Sell	6/20/12	2,716,396	2,768,497	52,101
	Norwegian Krone	Buy	6/20/12	3,770,445	4,026,740	(256,295)
Westpac Banking Corp.
	Australian Dollar	Buy	6/20/12	3,456,825	3,654,863	(198,038)
	British Pound	Buy	6/20/12	7,415,145	7,802,442	(387,297)
	Canadian Dollar	Buy	6/20/12	3,863,918	4,035,906	(171,988)
	Euro	Sell	6/20/12	6,818,671	7,304,528	485,857
	Japanese Yen	Sell	6/20/12	433,589	423,856	(9,733)

Total						$(2,436,107)

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through May 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $820,784,763.
(b)	The aggregate identified cost on a tax basis is $895,526,191, resulting in gross unrealized appreciation and depreciation of $115,923,450 and $110,358,223, respectively, or net unrealized appreciation of $5,565,227.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was less than $1, or less than 0.01% of net assets.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $72,482,041. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $78,377,241, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,616 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $125,644,444 and $127,116,615, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $4,490,247 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $292,820 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,012,744 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $2,716,022.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$30,399,043	$—	$—
Austria	—	5,901,007	—
Belgium	—	859,085	—
Canada	81,251,127	—	—
China	9,659,999	—	—
Denmark	—	10,437,478	—
Finland	—	4,741,756	—
France	—	48,111,495	—
Germany	—	53,353,705	—
Greece	—	211,897	—
Hong Kong	17,122,637	—	—
Hungary	—	3,998,638	—
Ireland	—	14,136,384	—
Italy	—	14,252,915	—
Japan	149,946,198	—	—
Mexico	5,202,890	—	—
Netherlands	—	23,457,880	—
Norway	—	18,364,202	—
Poland	—	3,007,183	—
Russia	—	2,712,827	—
Singapore	3,651,653	1,385,719	—
South Africa	—	2,354,096	—
South Korea	42,816,083	—	—
Spain	—	2,993,082	—
Sweden	—	21,735,248	—
Switzerland	—	59,267,696	—
Taiwan	13,385,188	—	—
Thailand	2,873,763	—	—
United Kingdom	—	153,161,738	—
United States	10,415,943	—	—
Total common stocks	366,724,524	444,444,031	—
Warrants	—	—	157
Short-term investments	8,339,094	81,583,612	—

Totals by level	$375,063,618	$526,027,643	$157

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,436,107)	$—

Totals by level	$—	$(2,436,107)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$6,034,312	$8,470,419
Equity contracts	157	—

Total	$6,034,469	$8,470,419

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2013

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
5/31/12 (Unaudited)

COMMON STOCKS (97.5%)(a)
	Shares	Value

Aerospace and defense (0.2%)

Innovative Solutions & Support, Inc.(NON)	104,405	$368,550

		368,550
Auto components (1.4%)

American Axle & Manufacturing Holdings, Inc.(NON)(S)	118,400	1,096,384

Modine Manufacturing Co.(NON)	40,136	260,081

Stoneridge, Inc.(NON)	100,915	711,451

		2,067,916
Biotechnology (0.7%)

Spectrum Pharmaceuticals, Inc.(NON)(S)	86,100	997,899

		997,899
Building products (0.5%)

NCI Building Systems, Inc.(NON)	80,300	780,516

		780,516
Capital markets (1.0%)

Cowen Group, Inc. Class A(NON)	278,354	707,019

Horizon Technology Finance Corp.	52,665	833,687

		1,540,706
Chemicals (3.3%)

Cabot Corp.	13,700	517,860

HB Fuller Co.(S)	23,100	702,240

Innophos Holdings, Inc.	18,500	933,880

Minerals Technologies, Inc.	13,000	822,510

RPM International, Inc.(S)	41,000	1,080,760

Tronox, Inc.(NON)	5,700	923,400

		4,980,650
Commercial banks (8.2%)

Bancorp, Inc. (The)(NON)	129,963	1,181,360

Citizens Republic Bancorp, Inc.(NON)	64,300	1,045,518

Financial Institutions, Inc.(S)	74,100	1,210,794

First Citizens BancShares, Inc. Class A	5,100	859,350

First of Long Island Corp. (The)	30,109	811,739

Investors Bancorp, Inc.(NON)	64,772	967,694

Lakeland Financial Corp.	24,173	621,004

Metro Bancorp, Inc.(NON)	89,930	1,018,008

Oriental Financial Group (Puerto Rico)(S)	70,700	740,229

Popular, Inc. (Puerto Rico)(NON)	44,620	681,347

PrivateBancorp, Inc.	74,100	1,091,493

State Bank Financial Corp.(NON)	60,800	1,024,480

Western Alliance Bancorp(NON)	144,400	1,259,168

		12,512,184
Commercial services and supplies (3.4%)

ACCO Brands Corp.(NON)(S)	135,250	1,233,480

Deluxe Corp.(S)	56,900	1,315,528

Ennis, Inc.	48,121	684,281

McGrath Rentcorp	28,500	719,625

Portfolio Recovery Associates, Inc.(NON)(S)	13,000	898,430

SYKES Enterprises, Inc.(NON)(S)	20,055	301,828

		5,153,172
Communications equipment (2.7%)

Ceragon Networks, Ltd. (Israel)(NON)(S)	76,700	642,746

Emulex Corp.(NON)	132,000	887,040

Extreme Networks(NON)(S)	256,280	955,924

Oplink Communications, Inc.(NON)	56,163	720,010

Polycom, Inc.(NON)	80,700	923,208

		4,128,928
Computers and peripherals (1.9%)

BancTec, Inc. 144A(F)(NON)	160,833	643,332

Datalink Corp.(NON)	112,100	1,112,032

Electronics for Imaging, Inc.(NON)	63,900	941,886

SMART Technologies, Inc. Class A (Canada)(NON)	182,700	235,683

		2,932,933
Construction and engineering (2.0%)

EMCOR Group, Inc.(S)	33,600	918,960

Great Lakes Dredge & Dock Corp.	139,200	904,800

Orion Marine Group, Inc.(NON)	69,900	466,932

Tutor Perini Corp.(NON)	54,100	608,084

UniTek Global Services, Inc.(NON)	47,848	131,582

		3,030,358
Containers and packaging (0.4%)

Rock-Tenn Co. Class A	11,600	598,444

		598,444
Distributors (1.1%)

Core-Mark Holding Co., Inc.	22,666	985,744

VOXX International Corp.(NON)	70,500	695,130

		1,680,874
Diversified consumer services (0.8%)

Corinthian Colleges, Inc.(NON)(S)	194,400	532,656

Steiner Leisure, Ltd. (Bahamas)(NON)	15,400	705,782

		1,238,438
Diversified financial services (0.5%)

NewStar Financial, Inc.(NON)	71,300	797,134

		797,134
Diversified telecommunication services (0.7%)

Cogent Communications Group, Inc.(NON)	56,310	998,939

		998,939
Electric utilities (3.2%)

NV Energy, Inc.	100,000	1,730,000

UIL Holdings Corp.(S)	43,395	1,467,185

UNS Energy Corp.	44,100	1,653,309

		4,850,494
Electrical equipment (0.5%)

General Cable Corp.(NON)	25,200	717,192

		717,192
Electronic equipment, instruments, and components (0.9%)

Electro Scientific Industries, Inc.	64,698	713,619

TTM Technologies, Inc.(NON)	76,522	707,063

		1,420,682
Energy equipment and services (1.1%)

Key Energy Services, Inc.(NON)(S)	54,900	544,059

Pioneer Drilling Co.(NON)(S)	53,125	395,250

Tidewater, Inc.	17,000	766,360

		1,705,669
Food and staples retail (2.3%)

Harris Teeter Supermarkets, Inc.(S)	18,900	709,317

Roundy's, Inc.(NON)(S)	64,050	691,100

Spartan Stores, Inc.	58,036	972,103

Weis Markets, Inc.(S)	25,500	1,112,820

		3,485,340
Food products (0.7%)

Post Holdings, Inc.(NON)	33,700	1,013,359

		1,013,359
Gas utilities (1.1%)

Southwest Gas Corp.(S)	39,000	1,637,220

		1,637,220
Health-care equipment and supplies (0.9%)

Cutera, Inc.(NON)	84,083	581,014

Palomar Medical Technologies, Inc.(NON)	37,977	315,969

Syneron Medical, Ltd. (Israel)(NON)	44,100	468,783

		1,365,766
Health-care providers and services (4.7%)

Addus HomeCare Corp.(NON)	102,413	408,628

Ensign Group, Inc. (The)	43,600	1,107,440

LHC Group, Inc.(NON)	42,200	706,850

Metropolitan Health Networks, Inc.(NON)	141,857	1,234,156

MModal, Inc.(NON)	114,688	1,441,628

PharMerica Corp.(NON)	70,000	695,100

Providence Service Corp. (The)(NON)	54,800	728,840

Triple-S Management Corp. Class B (Puerto Rico)(NON)	50,900	883,624

		7,206,266
Health-care technology (0.7%)

MedAssets, Inc.(NON)	87,500	990,500

		990,500
Hotels, restaurants, and leisure (2.4%)

DineEquity, Inc.(NON)	15,200	729,600

Jack in the Box, Inc.(NON)(S)	35,500	917,675

Marriott Vacations Worldwide Corp.(NON)	28,210	798,343

Morgans Hotel Group Co.(NON)(S)	105,100	471,899

WMS Industries, Inc.(NON)(S)	33,400	685,702

		3,603,219
Household durables (1.7%)

La-Z-Boy, Inc.(NON)(S)	53,500	754,885

M/I Homes, Inc.(NON)	56,428	847,549

Newell Rubbermaid, Inc.(S)	53,200	978,880

		2,581,314
Household products (0.7%)

Spectrum Brands Holdings, Inc.(NON)	32,900	1,135,708

		1,135,708
Insurance (6.3%)

Allied World Assurance Co. Holdings AG	19,400	1,491,860

American Financial Group, Inc.	21,732	845,157

Amtrust Financial Services, Inc.(S)	30,100	865,375

Arch Capital Group, Ltd.(NON)(S)	35,600	1,360,988

Employers Holdings, Inc.(S)	40,628	686,613

Hanover Insurance Group, Inc. (The)	27,100	1,057,171

PartnerRe, Ltd.(S)	11,500	815,005

Reinsurance Group of America, Inc. Class A	23,900	1,199,063

Validus Holdings, Ltd.	40,571	1,273,118

		9,594,350
Internet software and services (2.4%)

Earthlink, Inc.(S)	148,400	1,197,588

Perficient, Inc.(NON)	89,953	1,019,167

Web.com Group, Inc.(NON)(S)	89,197	1,420,016

		3,636,771
IT Services (1.6%)

Alliance Data Systems Corp.(NON)	5,200	655,200

Ciber, Inc.(NON)	209,200	748,936

Convergys Corp.(NON)	68,000	948,600

		2,352,736
Leisure equipment and products (0.5%)

Brunswick Corp.(S)	36,200	792,780

		792,780
Machinery (3.4%)

Columbus McKinnon Corp.(NON)	65,300	1,008,232

Commercial Vehicle Group, Inc.(NON)	71,000	619,830

Edwards Group, Ltd. ADR (United Kingdom)(NON)	84,555	639,236

EnPro Industries, Inc.(NON)(S)	23,700	912,924

Greenbrier Companies, Inc.(NON)(S)	38,955	539,137

Manitowoc Co., Inc. (The)(S)	64,000	665,600

NN, Inc.(NON)	103,700	800,564

		5,185,523
Multiline retail (1.0%)

Fred's, Inc.(S)	61,200	841,500

Gordmans Stores, Inc.(NON)	42,212	751,796

		1,593,296
Multi-utilities (1.8%)

Avista Corp.	65,200	1,656,732

CMS Energy Corp.(S)	47,000	1,095,100

		2,751,832
Oil, gas, and consumable fuels (2.4%)

Energen Corp.	18,700	825,605

Energy Partners, Ltd.(NON)	51,700	816,343

Rex Energy Corp.(NON)	35,827	360,420

Scorpio Tankers, Inc. (Monaco)(NON)	108,118	604,380

SM Energy Co.	7,600	411,084

Swift Energy Co.(NON)(S)	33,300	663,003

		3,680,835
Paper and forest products (0.9%)

Buckeye Technologies, Inc.(S)	19,600	543,116

Domtar Corp. (Canada)	10,400	822,744

		1,365,860
Pharmaceuticals (0.9%)

Medicines Co. (The)(NON)	59,150	1,300,117

		1,300,117
Professional services (0.5%)

Kforce, Inc.(NON)	61,000	813,130

		813,130
Real estate investment trusts (REITs) (8.8%)

American Assets Trust, Inc.	58,301	1,317,020

American Capital Agency Corp.	27,800	908,226

Campus Crest Communities, Inc.	68,451	737,902

Colony Financial, Inc.	50,000	840,000

Entertainment Properties Trust	20,700	854,289

Government Properties Income Trust	31,100	665,229

LaSalle Hotel Properties	27,600	761,208

MFA Financial, Inc.	168,960	1,287,475

National Health Investors, Inc.(S)	18,100	873,687

One Liberty Properties, Inc.	50,070	887,741

PS Business Parks, Inc.	19,400	1,278,266

Summit Hotel Properties, Inc.	172,114	1,371,749

Taubman Centers, Inc.	14,600	1,065,800

Winthrop Realty Trust	44,589	458,821

		13,307,413
Road and rail (1.4%)

Quality Distribution, Inc.(NON)	74,400	790,128

Saia, Inc.(NON)	61,655	1,333,598

		2,123,726
Semiconductors and semiconductor equipment (2.8%)

Advanced Energy Industries, Inc.(NON)(S)	64,100	874,965

Integrated Silicon Solutions, Inc.(NON)	84,100	787,176

Photronics, Inc.(NON)(S)	108,796	652,776

PMC - Sierra, Inc.(NON)	7,506	47,888

RF Micro Devices, Inc.(NON)(S)	240,600	907,062

Silicon Image, Inc.(NON)(S)	213,700	944,554

		4,214,421
Software (1.6%)

Actuate Corp.(NON)	156,600	1,046,088

Mentor Graphics Corp.(NON)	72,500	1,022,250

TeleCommunication Systems, Inc. Class A(NON)(S)	200,370	296,548

		2,364,886
Specialty retail (4.0%)

Aaron's, Inc.	29,550	784,553

American Eagle Outfitters, Inc.	57,400	1,108,394

Ascena Retail Group, Inc.(NON)	38,200	723,126

Express, Inc.(NON)	33,352	617,012

Lithia Motors, Inc. Class A(S)	44,700	1,091,574

Sonic Automotive, Inc. Class A(S)	61,500	915,735

Stage Stores, Inc.(S)	47,500	816,525

		6,056,919
Textiles, apparel, and luxury goods (1.0%)

G-III Apparel Group, Ltd.(NON)(S)	32,000	790,720

PVH Corp.	9,764	790,884

		1,581,604
Thrifts and mortgage finance (5.1%)

Berkshire Hills Bancorp, Inc.	44,000	960,080

BofI Holding, Inc.(NON)(S)	45,282	850,396

Brookline Bancorp, Inc.(S)	89,800	789,342

Capitol Federal Financial, Inc.	72,200	841,130

EverBank Financial Corp.(NON)	75,677	841,528

HomeStreet, Inc.(NON)	11,820	390,060

MGIC Investment Corp.(NON)(S)	128,100	325,374

Rockville Financial, Inc.	76,900	865,125

United Financial Bancorp, Inc.	61,700	850,226

Walker & Dunlop, Inc.(NON)	85,022	997,308

		7,710,569
Trading companies and distributors (1.0%)

DXP Enterprises, Inc.(NON)	17,300	813,100

H&E Equipment Services, Inc.(NON)	42,900	680,823

		1,493,923
Transportation infrastructure (0.4%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)	123,900	600,915

		600,915

Total common stocks (cost $147,595,635)		$148,041,976

INVESTMENT COMPANIES (0.9%)(a)
	Shares	Value

Hercules Technology Growth Capital, Inc.	93,878	$991,352

New Mountain Finance Corp.	26,100	370,620

Total investment Companies (cost $1,343,315)		$1,361,972

SHORT-TERM INVESTMENTS (21.6%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	30,070,006	$30,070,006

Putnam Money Market Liquidity Fund 0.12%(e)	2,694,892	2,694,892

Total short-term investments (cost $32,764,898)		$32,764,898

TOTAL INVESTMENTS

Total investments (cost $181,703,848)(b)		$182,168,846

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2012 through May 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $151,763,647.
(b)	The aggregate identified cost on a tax basis is $182,443,076, resulting in gross unrealized appreciation and depreciation of $18,859,656 and $19,133,886, respectively, or net unrealized depreciation of $274,230.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $29,245,671.
The fund received cash collateral of $30,070,006, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,423 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $11,293,582 and $15,035,644, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$21,196,360	$—	$—
Consumer staples	5,634,407	—	—
Energy	5,386,504	—	—
Financials	45,462,356	—	—
Health care	11,860,548	—	—
Industrials	20,267,005	—	—
Information technology	20,408,025	643,332	—
Materials	6,944,954	—	—
Telecommunication services	998,939	—	—
Utilities	9,239,546	—	—
Total common stocks	147,398,644	643,332	—
Investment companies	1,361,972	—	—
Short-term investments	2,694,892	30,070,006	—

Totals by level	$151,455,508	$30,713,338	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 27, 2012